Cash and cash equivalents and short term investments - Short Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalent held by group Employee Benefit Trust	€ 0	€ 10
Short-term investments	39	150
Interest received	61	74	€ 58
Papua New Guinean kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Restricted cash and cash equivalents	37	36
Short-term investments	€ 0	€ 18